Tax Matters - Tax Payables and Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Tax withholdings	€ 96	€ 98
Indirect taxes	390	476
Social security	114	163
Current income taxes payable	957	1,120
Other	363	169
Total	1,920	2,026
Indirect taxes	569	705
Current income taxes receivable	1,549	1,310
Other	95	105
Total	€ 2,213	€ 2,120